Accounting policies - Translation of foreign currency balances (Details) € in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€) item	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Foreign currency transactions
Number of consecutive stages | item	2
Adjustment to correct for effect of inflation | €	€ 0.0	€ 0.0	€ 0.0